Bank Borrowings	12 Months Ended
Dec. 31, 2021
Bank Borrowings
Bank Borrowings

15. Bank Borrowings

Bank borrowings consisted of the following:

	December 31,
	2021	2020

	(in US$’000)
Current	26,905	—
Non-current	—	26,861

The weighted average interest rate for outstanding bank borrowings for the years ended December 31, 2021 and 2020 was 1.08% per annum and 1.89% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings were denominated in HK$.

(i)	3-year revolving loan facility and 3-year term loan and revolving loan facilities

In November 2018, the Group through its subsidiary, renewed a 3-year revolving loan facility with a bank in the amount of HK$234,000,000 (US$30,000,000) with an interest rate at the Hong Kong Interbank Offered Rate (“HIBOR”) plus 0.85% per annum. This credit facility is guaranteed by the Company. No amount had been drawn from the revolving loan facility and it expired in November 2021.

In May 2019, the Group through its subsidiary, entered into a separate facility agreement with the bank for the provision of additional unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The 3-year credit facilities include (i) a HK$210,000,000 (US$26,923,000) term loan facility and (ii) a HK$190,000,000 (US$24,359,000) revolving loan facility, both with an interest rate at HIBOR plus 0.85% per annum, and an upfront fee of HK$819,000 (US$105,000) on the term loan. These credit facilities are guaranteed by the Company. The term loan was drawn in October 2019 and is due in May 2022. No amount has been drawn from the revolving loan facility.

(ii)	2-year revolving loan facilities

In August 2018, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$507,000,000 (US$65,000,000). The first credit facility was a HK$351,000,000 (US$45,000,000) revolving loan facility, with a term of 2 years and an interest rate at HIBOR plus 1.35% per annum. The second credit facility was a HK$156,000,000 (US$20,000,000) revolving loan facility, with a term of 2 years and an interest rate at HIBOR plus 1.35% per annum. These credit facilities were guaranteed by the Company. No amount has been drawn from either of the revolving loan facilities. Both loan facilities expired in August 2020.

In August 2020, the Group through its subsidiary, entered into a 2-year revolving loan facility with a bank in the amount of HK$117,000,000 (US$15,000,000) with an interest rate at HIBOR plus 4.5% per annum. This credit facility is guaranteed by the Company. As at December 31, 2021 and 2020, no amount has been drawn from the revolving loan facility.

(iii)	10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with a bank for the provision of a secured credit facility in the amount of RMB754,880,000 (US$118,071,000) with an annual interest rate at the 5-year China Loan Prime Rate less 0.65%. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings. As at December 31, 2021, no amount has been drawn from the fixed asset loan facility.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	December 31,
	2021	2020

	(in US$’000)
Not later than 1 year	26,923	—
Between 1 to 2 years	—	26,923
	26,923	26,923

As at December 31, 2021 and 2020, the Group had unutilized bank borrowing facilities of US$157,430,000 and US$69,359,000 respectively.